UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21059

            AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)

                                   ----------

                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Financial Statements (unaudited)

July 31, 2009

                                TABLE OF CONTENTS

Schedules of Investments ..................................................    1
Statements of Assets and Liabilities ......................................    6
Statements of Operations ..................................................    7
Statements of Changes in Members' Capital .................................    8
Statements of Cash Flows ..................................................   10
Financial Highlights ......................................................   11
Notes to Financial Statements .............................................   15
Approval of Investment Advisory Agreements ................................   27

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2009

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Quantitative Asset Allocation     9.53%
Convertible Arbitrage            18.05%
Fixed Income Arbitrage           26.67%
Multi-Strategy/Event Arbitrage   45.75%

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL*
-------------------                         ------------   ------------   -------------
CNH CA Institutional Fund, L.P.             $ 30,000,000   $ 31,847,633        7.44%
Davidson Kempner Partners                     40,543,694     52,624,317       12.29
Farallon Capital Offshore Investors, Inc.     53,172,893     46,005,336       10.75
FFIP, L.P.                                    46,630,000     56,085,651       13.10
GMO Mean Reversion Fund                       40,692,369     34,835,360        8.14
HBK Fund L.P.(2)                              21,677,464     17,308,150        4.04
Ishin Fund, LLC                               35,361,920     34,133,328        7.98
Oceanwood Global Opportunities Fund L.P.      55,000,000     49,571,554       11.58
Parsec Trading Corp.                          54,555,466     41,403,488        9.67
Sowood Alpha Fund, L.P.(1)                     3,453,269      1,687,658        0.40
                                            ------------   ------------       -----
   Total                                    $381,087,075   $365,502,475       85.39%
                                            ============   ============       =====

*    Percentages are based on Members' Capital of $428,043,986.

(1)  Portfolio Fund in liquidation.

(2) Portfolio Fund has established restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate."

The aggregate cost of investments for tax purposes was $372,805,210. Net unrealized depreciation on investments for tax purposes was $7,302,735 consisting of $32,846,185 of gross unrealized appreciation and $40,148,920 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 85.39% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2009

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Distressed Investments   100.00%

                                                                 % OF MEMBERS'
PORTFOLIO FUND NAME                    COST           VALUE         CAPITAL*
-------------------                ------------   ------------   -------------
AG Mortgage Value Partners, L.P.   $ 30,000,000   $ 30,900,000        8.98%
Anchorage Capital Partners, L.P.     60,000,000     64,870,337       18.85
Aurelius Capital Partners, L.P.      55,500,000     61,641,425       17.91
King Street Capital, L.P.            51,050,000     69,103,198       20.08
One East Partners, L.P.               9,072,554      3,829,170        1.12
Silver Point Capital Fund, L.P.      46,100,000     40,554,695       11.79
Watershed Capital Partners, L.P.     11,050,000     11,056,724        3.21
                                   ------------   ------------       -----
   Total                           $262,772,554   $281,955,549       81.94%
                                   ============   ============       =====

*    Percentages are based on Members' Capital of $344,116,227.

The aggregate cost of investments for tax purposes was $294,716,169. Net unrealized depreciation on investments for tax purposes was $12,760,620 consisting of $6,591,448 of gross unrealized appreciation and $19,352,068 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 81.94% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2009

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Short Equity Investments         8.82%
Long/Short Equity Investments   91.18%

                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                          COST         VALUE         CAPITAL*
-------------------                      -----------   -----------   -------------
Bay Pond Partners, L.P.                  $23,626,705   $56,276,019        7.99%
Bay Resource Partners, L.P.               28,094,709    42,262,000        6.00
Brookside Capital Partners Fund II, LP    65,000,000    65,477,885        9.30
Cadian Fund LP                            45,000,000    49,509,157        7.03
Cadmus Capital Partners (QP), L.P.(1)      4,542,459     2,965,062        0.42
Cantillon World, L.P.                     71,324,400    61,373,078        8.71
Conatus Capital Partners LP               47,500,000    47,509,102        6.74
Copper River Partners, L.P.(1)            20,268,045     9,648,312        1.37
Highside Capital Partners, L.P.           31,063,150    37,569,021        5.33
Icarus Qualified Partners, L.P.           36,000,000    49,182,427        6.98
Joho Partners, L.P.                       50,000,000    52,845,030        7.50
Millgate Partners II, L.P.                37,000,000    39,459,255        5.60

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                 Schedule of Investments (Unaudited) (Concluded)
                                  July 31, 2009

                                                                        % OF MEMBERS'
PORTFOLIO FUND NAME                           COST           VALUE         CAPITAL*
-------------------                       ------------   ------------   -------------
North River Partners, L.P.                $ 45,650,000   $ 60,143,085        8.54%
Viking Global Equities, L.P.                48,460,934     86,356,839       12.26
Woodbourne Daybreak Global Fund L.P.(1)     25,190,112      6,717,151        0.95
                                          ------------   ------------       -----
   Total                                  $578,720,514   $667,293,423       94.72%
                                          ============   ============       =====

*    Percentages are based on Members' Capital of $704,461,882.

(1)  Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $603,229,487. Net unrealized appreciation on investments for tax purposes was $64,063,936 consisting of $108,786,695 of gross unrealized appreciation and $44,722,759 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.72% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Aetos Capital Opportunities Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2009

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Event-Driven                     5.46%
Long/Short Equity Investments   80.53%
Real Assets                     14.01%

                                                                         % OF MEMBERS'
PORTFOLIO FUND NAME                            COST           VALUE         CAPITAL*
-------------------                        ------------   ------------   -------------
Davidson Kempner Healthcare Fund L.P.(1)   $     76,316   $     11,196        0.01%
The Elkhorn Fund, LLC                        20,000,000     21,091,645       16.96
GMO U.S. Tactical Opportunities Fund
   (Onshore), L.P.                           21,500,000     21,081,500       16.95
Joho Partners, L.P.                          19,000,000     26,494,328       21.30
Samlyn Partners, L.P.                        14,500,000     16,010,479       12.87
Sansar Capital, L.P.                         10,315,420      7,394,775        5.94
Sansar Capital Holdings, Ltd.                   499,503        709,285        0.57
Sheffield Institutional Partners, L.P.        6,408,749      6,295,779        5.06
Spindrift Partners, L.P.                     18,000,000     16,137,903       12.97
                                           ------------   ------------       -----
   Total                                   $110,299,988   $115,226,890       92.63%
                                           ============   ============       =====

*    Percentages are based on Members' Capital of $124,393,613.

(1)  Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $123,378,176. Net unrealized depreciation on investments for tax purposes was $8,151,286 consisting of $5,965,956 of gross unrealized appreciation and $14,117,242 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 92.63% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                  July 31, 2009
                                   (Unaudited)

                                                            AETOS CAPITAL
                                           AETOS CAPITAL      DISTRESSED    AETOS CAPITAL
                                           MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                              ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                              FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                           --------------   -------------   -------------   -------------
ASSETS
Investments in Portfolio Funds, at cost     $381,087,075     $262,772,554    $578,720,514    $110,299,988
                                            ------------     ------------    ------------    ------------
Investments in Portfolio Funds, at value    $365,502,475     $281,955,549    $667,293,423    $115,226,890
Cash and cash equivalents                     67,869,671       62,833,846      44,541,753      11,173,039
Receivable for sale of investments               713,279        3,502,664       3,001,344          24,292
Accrued income                                     1,795            6,342           8,705           1,448
                                            ------------     ------------    ------------    ------------
   Total assets                              434,087,220      348,298,401     714,845,225     126,425,669
                                            ------------     ------------    ------------    ------------
LIABILITIES
Redemptions of Interests payable               4,643,729        3,177,955       8,506,596       1,674,468
Sales of Interests received in advance           744,563          496,375       1,116,844         124,094
Investment management fees payable               272,832          219,337         449,019          79,288
Administration fees payable                       55,857           52,325         122,303          20,331
Board of Managers' fees payable                    9,531            9,531           9,531           9,531
Other accrued expenses                           316,722          226,651         179,050         124,344
                                            ------------     ------------    ------------    ------------
   Total liabilities                           6,043,234        4,182,174      10,383,343       2,032,056
                                            ------------     ------------    ------------    ------------
   NET MEMBERS' CAPITAL                     $428,043,986     $344,116,227    $704,461,882    $124,393,613
                                            ============     ============    ============    ============
MEMBERS' CAPITAL
Net capital                                 $443,628,586     $324,933,232    $615,888,973    $119,466,711
Net unrealized
   appreciation/(depreciation) on
   investments in Portfolio Funds            (15,584,600)      19,182,995      88,572,909       4,926,902
                                            ------------     ------------    ------------    ------------
   Members' Capital                         $428,043,986     $344,116,227    $704,461,882    $124,393,613
                                            ============     ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                  For the six-month period ended July 31, 2009
                                   (Unaudited)

                                                         AETOS CAPITAL
                                         AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                        MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                           ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                           FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                        --------------   -------------   -------------   -------------
Investment income:
   Interest                              $    69,085      $  147,566     $   253,265      $    57,432
                                         -----------      -----------    ------------     -----------
Expenses:
   Investment management fees              1,407,826        1,261,796       2,997,268         493,765
   Administration fees                       172,069          158,797         379,746          64,705
   Board of Managers' fees                    19,062           19,062          19,062          19,062
   Professional fees                         137,078          125,728         119,937          86,408
   Custodian fees                             20,423           18,469          41,844           8,148
   Registration fees                           6,000            6,000           7,232           6,000
   Printing fees                               3,000            3,000           3,000           3,000
   Other expenses                             18,421           13,876           4,523           6,804
                                         -----------      -----------    ------------     -----------
      Total expenses                       1,783,879        1,606,728       3,572,612         687,892
                                         -----------      -----------    ------------     -----------
Net investment loss                       (1,714,794)      (1,459,162)     (3,319,347)       (630,460)
                                         -----------      -----------    ------------     -----------
Net loss on Portfolio Funds sold          (3,854,273)      (3,554,476)    (43,072,953)     (2,360,183)
Net change in unrealized appreciation
   on investments in Portfolio Funds      39,083,669       28,433,324      60,009,128       3,512,752
                                         -----------      -----------    ------------     -----------
Net increase in Members' Capital
   derived from investment activities    $33,514,602      $23,419,686    $ 13,616,828     $   522,109
                                         ===========      ===========    ============     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

For the six-month period ended July 31, 2009 and the year ended January 31, 2009

                                                                                    AETOS CAPITAL DISTRESSED
                                                    AETOS CAPITAL MULTI-STRATEGY      INVESTMENT STRATEGIES
                                                        ARBITRAGE FUND, LLC                 FUND, LLC
                                                    ----------------------------   ---------------------------
                                                       2/1/09 -                      2/1/09 -
                                                       7/31/09        2/1/08 -        7/31/09       2/1/08 -
                                                     (UNAUDITED)      1/31/09       (UNAUDITED)      1/31/09
                                                    ------------   -------------   ------------   ------------
From investment activities:
   Net investment loss                              $ (1,714,794)  $  (3,859,773)  $ (1,459,162)  $   (819,591)
   Net gain/(loss) on Portfolio Funds sold            (3,854,273)     17,381,577     (3,554,476)     3,374,415
   Net change in unrealized
      appreciation/(depreciation) on
      investments in Portfolio Funds                  39,083,669    (112,321,272)    28,433,324    (35,597,793)
                                                    ------------   -------------   ------------   ------------
      Net increase/(decrease) in Members' Capital
         derived from investment activities           33,514,602     (98,799,468)    23,419,686    (33,042,969)
                                                    ------------   -------------   ------------   ------------
Distributions:
   Tax withholding on behalf of foreign investors       (150,259)     (1,253,004)      (512,069)    (1,096,210)
                                                    ------------   -------------   ------------   ------------
Total distributions                                     (150,259)     (1,253,004)      (512,069)    (1,096,210)
                                                    ------------   -------------   ------------   ------------
Members' Capital transactions:
   Proceeds from transfer of assets*                          --      46,535,603             --             --
   Proceeds from sales of Interests                    2,102,826      67,981,151      8,272,811     93,747,605
   Redemptions of Interests                          (55,823,650)   (143,399,567)   (43,270,686)   (23,401,469)
   Transfers of Interests                             59,717,847     (56,506,622)     2,532,425    149,040,607
                                                    ------------   -------------   ------------   ------------
Net increase/(decrease) in Members' Capital
   derived from capital transactions                   5,997,023     (85,389,435)   (32,465,450)   219,386,743
                                                    ------------   -------------   ------------   ------------
Net increase/(decrease) in Members' Capital           39,361,366    (185,441,907)    (9,557,833)   185,247,564
Members' Capital at beginning of period              388,682,620     574,124,527    353,674,060    168,426,496
                                                    ------------   -------------   ------------   ------------
Members' Capital at end of period                   $428,043,986   $ 388,682,620   $344,116,227   $353,674,060
                                                    ============   =============   ============   ============

*    See Note 5 in Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Statements of Changes in Members' Capital (concluded)

For the six-month period ended July 31, 2009 and the year ended January 31, 2009

                                                       AETOS CAPITAL LONG/SHORT             AETOS CAPITAL
                                                         STRATEGIES FUND, LLC          OPPORTUNITIES FUND, LLC
                                                    ------------------------------   ---------------------------
                                                       2/1/09 -                        2/1/09 -
                                                       7/31/09          2/1/08 -        7/31/09       2/1/08 -
                                                     (UNAUDITED)        1/31/09       (UNAUDITED)      1/31/09
                                                    -------------   --------------   ------------   ------------
From investment activities:
   Net investment loss                              $  (3,319,347)  $   (6,235,720)  $   (630,460)  $   (808,257)
   Net gain/(loss) on Portfolio Funds sold            (43,072,953)      27,893,467     (2,360,183)      (356,519)
   Net change in unrealized
      appreciation/(depreciation) on
      investments in Portfolio funds                   60,009,128     (117,075,472)     3,512,752    (14,392,498)
                                                    -------------   --------------   ------------   ------------
      Net increase/(decrease) in Members' Capital
         derived from investment activities            13,616,828      (95,417,725)       522,109    (15,557,274)
                                                    -------------   --------------   ------------   ------------
Distributions:
   Tax withholding on behalf of foreign investors      (1,098,335)      (2,555,363)      (259,246)      (560,463)
                                                    -------------   --------------   ------------   ------------
Total distributions                                    (1,098,335)      (2,555,363)      (259,246)      (560,463)
                                                    -------------   --------------   ------------   ------------
Members' Capital transactions:
   Proceeds from sales of Interests                     3,136,611      131,535,348        479,226     22,928,303
   Redemptions of Interests                          (131,424,137)    (194,799,810)   (25,393,820)   (27,369,517)
   Transfers of Interests                             (63,542,872)       1,638,741      1,292,600    (18,511,397)
                                                    -------------   --------------   ------------   ------------
Net decrease in Members' Capital derived from
   capital transactions                              (191,830,398)     (61,625,721)   (23,621,994)   (22,952,611)
                                                    -------------   --------------   ------------   ------------
Net decrease in Members' Capital                     (179,311,905)    (159,598,809)   (23,359,131)   (39,070,348)
Members' Capital at beginning of period               883,773,787    1,043,372,596    147,752,744    186,823,092
                                                    -------------   --------------   ------------   ------------
Members' Capital at end of period                   $ 704,461,882   $  883,773,787   $124,393,613   $147,752,744
                                                    =============   ==============   ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows
                  For the six-month period ended July 31, 2009
                                  (Unaudited)

                                                                    AETOS CAPITAL
                                                    AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                                   MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                                      ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                                      FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                                   --------------   -------------   -------------   -------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                        $(42,000,000)   $(60,000,000)   $(160,000,000)  $(27,993,318)
Sales of Portfolio Funds                              23,138,540       4,494,603      129,036,579      6,026,877
Net investment loss                                   (1,714,794)     (1,459,162)      (3,319,347)      (630,460)
Adjustments to reconcile net investment loss to
   net cash used in operating activities:
   Decrease in accrued income                             45,133         103,697          190,106         40,912
   Decrease in prepaid tax withholding                        --              --               --            918
   Decrease/(increase) in receivable for sale of
      investments                                      3,811,311      (1,966,575)       3,640,436        (24,292)
   Increase/(decrease) in redemptions of
      Interests payable                               (2,463,313)      2,096,446       (2,632,983)       723,930
   Increase/(decrease) in investment management
      fees payable                                        25,766          (5,476)        (112,752)       (14,631)
   Decrease in administration fees payable               (76,421)        (55,124)        (151,440)       (30,269)
   Increase in Board of Managers' fees payable               975             975              975            975
   Increase/(decrease) in other accrued expenses        (152,994)         52,539          (22,255)        20,162
                                                    ------------    ------------    -------------   ------------
Net cash used in operating activities                (19,385,797)    (56,738,077)     (33,370,681)   (21,879,196)
                                                    ------------    ------------    -------------   ------------
DISTRIBUTIONS
Tax withholding on behalf of foreign investors          (150,259)       (512,069)      (1,098,335)      (259,246)
                                                    ------------    ------------    -------------   ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in sales of Interests received in
   advance                                               744,563         496,375        1,116,844        124,094
Proceeds from sales of Interests                       2,102,826       8,272,811        3,136,611        479,226
Redemptions of Interests                             (55,823,650)    (43,270,686)    (131,424,137)   (25,393,820)
Transfers of Interests                                59,717,847       2,532,425      (63,542,872)     1,292,600
                                                    ------------    ------------    -------------   ------------
Net cash provided by/(used in) financing
   activities                                          6,741,586     (31,969,075)    (190,713,554)   (23,497,900)
                                                    ------------    ------------    -------------   ------------
Net decrease in cash and cash equivalents            (12,794,470)    (89,219,221)    (225,182,570)   (45,636,342)
Cash and cash equivalents, beginning of period        80,664,141     152,053,067      269,724,323     56,809,381
                                                    ------------    ------------    -------------   ------------
Cash and cash equivalents, end of period            $ 67,869,671    $ 62,833,846    $  44,541,753   $ 11,173,039
                                                    ============    ============    =============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights

                                                      AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                            ------------------------------------------------------------------
                                             2/1/09 -
                                              7/31/09     2/1/08 -   2/1/07 -   2/1/06 -   2/1/05 -   2/1/04 -
                                            (UNAUDITED)    1/31/09    1/31/08    1/31/07    1/31/06    1/31/05
                                            -----------   --------   --------   --------   --------   --------
Total return(1)                                 9.31%       (20.29)%    (1.76)%    10.36%      6.48%      2.98%
Net assets, end of period (000's)           $428,044      $388,683   $574,125   $447,632   $320,267   $245,964
Ratios to average net assets:
   Expenses, before waivers and
       reimbursements (2)(4)                    0.95%(3)      0.96%      0.90%      0.95%      0.95%      1.07%
   Expenses, net of waivers and
       reimbursements (2)(4)                    0.95%(3)      0.96%      0.90%      0.95%      0.95%      1.00%
   Net investment loss, before waivers and
       reimbursements                          (0.91)%(3)    (0.80)%    (0.62)%    (0.75)%    (0.77)%    (0.96)%
   Net investment loss, net of waivers and
       reimbursements                          (0.91)%(3)    (0.80)%    (0.62)%    (0.75)%    (0.77)%    (0.89)%
Portfolio turnover rate (5)                     7.17%         5.35%     14.01%     16.80%      6.24%      0.00%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                            ------------------------------------------------------------------
                                             2/1/09 -
                                              7/31/09     2/1/08 -   2/1/07 -   2/1/06 -   2/1/05 -   2/1/04 -
                                            (UNAUDITED)    1/31/09    1/31/08    1/31/07    1/31/06    1/31/05
                                            -----------   --------   --------   --------   --------   --------
Total return(1)                                 7.37%        (8.57)%     4.32%     12.95%      8.46%    10.24%
Net assets, end of period (000's)           $344,116      $353,674   $168,426   $109,967   $ 66,508   $45,254
Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                     0.95%(3)      1.02%      1.03%      1.08%      1.24%     1.55%
   Expenses, net of waivers and
      reimbursements (2)(4)                     0.95%(3)      1.01%      0.99%      1.00%      1.00%     1.00%
   Net investment loss, before waivers and
      reimbursements                           (0.86)%(3)    (0.30)%    (0.69)%    (0.76)%    (0.88)%   (1.50)%
   Net investment loss, net of waivers and
      reimbursements                           (0.86)%(3)    (0.29)%    (0.65)%    (0.68)%    (0.64)%   (0.95)%
Portfolio turnover rate (5)                     2.71%        12.51%      0.00%     13.69%      0.00%     0.00%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                            --------------------------------------------------------------------
                                              2/1/09 -
                                              7/31/09     2/1/08 -    2/1/07 -    2/1/06 -   2/1/05 -   2/1/04 -
                                            (UNAUDITED)    1/31/09     1/31/08     1/31/07    1/31/06    1/31/05
                                            -----------   --------   ----------   --------   --------   --------
Total return(1)                                 2.01%        (9.33)%       7.04%      9.61%     11.66%      3.90%
Net assets, end of period (000's)           $704,462      $883,774   $1,043,373   $738,210   $471,815   $325,337
Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                     0.88%(3)      0.88%        0.88%      0.92%      0.94%      1.05%
   Expenses, net of waivers and
      reimbursements (2)(4)                     0.88%(3)      0.88%        0.88%      0.92%      0.94%      1.00%
   Net investment loss, before waivers and
      reimbursements                           (0.82)%(3)    (0.63)%      (0.66)%    (0.65)%    (0.78)%    (0.95)%
   Net investment loss, net of waivers and
      reimbursements                           (0.82)%(3)    (0.63)%      (0.66)%    (0.65)%    (0.78)%    (0.90)%
Portfolio turnover rate (5)                    20.39%        12.24%       20.12%      6.13%      9.65%      4.06%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)

                                                       AETOS CAPITAL OPPORTUNITIES FUND, LLC
                                             ---------------------------------------------------------
                                               2/1/09 -
                                               7/31/09     2/1/08 -   2/1/07 -   2/1/06 -   5/27/05* -
                                             (UNAUDITED)    1/31/09    1/31/08    1/31/07     1/31/06
                                             -----------   --------   --------   --------   ----------
Total return(1)                                  0.41%        (9.03)%     7.24%      2.41%      4.94%
Net assets, end of period (000's)            $124,394      $147,753   $186,823   $139,909    $72,856
Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                      1.03%(3)      0.99%      0.97%      1.05%      1.44%(3)
   Expenses, net of waivers and
      reimbursements (2)(4)                      1.03%(3)      0.99%      0.97%      1.04%      1.07%(3)
   Net investment loss, before waivers and
      reimbursements                            (0.94)%(3)    (0.46)%    (0.37)%    (0.57)%    (1.11)%(3)
   Net investment loss, net of waivers and
      reimbursements                            (0.94)%(3)    (0.46)%    (0.37)%    (0.56)%    (0.74)%(3)
Portfolio turnover rate (5)                      6.52%         5.54%     24.25%     24.26%      0.00%

*    Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                  July 31, 2009
                                   (Unaudited)

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC, and the Aetos Capital Opportunities Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of July 31, 2009 the Feeder Funds' beneficial ownership of their corresponding Master Funds' members' capital are 78%, 82%, 81%, and 89% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund, Aetos Capital Long/Short Strategies Cayman Fund, and Aetos Capital Opportunities Cayman Fund, respectively.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Opportunities Fund, LLC (the "Opportunities Fund") seeks capital appreciation by investing its assets among a select group of alternative asset managers employing different absolute return investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157") establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under FAS 157 are as follows:

     - Level 1 -- Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

     -    Level 3 -- Inputs that are unobservable.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Investment Manager generally uses the capital balance reported by a Portfolio Fund as the primary input to its valuation; however adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund's investment portfolio or other assets and liabilities.

An individual Portfolio Fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Portfolio Funds classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

All of the Funds' investments in Portfolio Funds have been classified within Level 3, and the Funds generally do not hold any investments that could be classified as Level 1 or Level 2, as observable prices for investments in Portfolio Funds are typically not available.

The following table presents information about the level within the fair valuation hierarchy at which the Funds' investments are measured as of July 31, 2009:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $365,502,475   $365,502,475
                                   ===       ===     ============   ============

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $281,955,549   $281,955,549
                                   ===       ===     ============   ============

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $667,293,423   $667,293,423
                                   ===       ===     ============   ============

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $115,226,890   $115,226,890
                                   ===       ===     ============   ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          AETOS CAPITAL
                                          AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                         MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                            ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                            FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                         --------------   -------------   -------------   -------------
Beginning Balance as of 1/31/09           $311,411,619    $201,571,304    $619,393,827    $ 92,107,880
Realized gain/(loss)                        (3,854,273)     (3,554,476)    (43,072,953)     (2,360,183)
Change in unrealized
   appreciation/(depreciation)              39,083,669      28,433,324      60,009,128       3,512,752
Net purchase/sales                          18,861,460      55,505,397      30,963,421      21,966,441
Net transfers in and/or out of Level 3              --              --              --              --
                                          ------------    ------------    ------------    ------------
Ending Balance as of 7/31/09              $365,502,475    $281,955,549    $667,293,423    $115,226,890
                                          ============    ============    ============    ============

All net realized gains and losses and changes in unrealized appreciation and depreciation in the preceding table are included in the Statements of Operations. The changes in net unrealized depreciation of investments in Portfolio Funds still held by the Funds at July 31, 2009 were as follows:

                                                  AETOS CAPITAL
                                 AETOS CAPITAL      DISTRESSED    AETOS CAPITAL
                                 MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                    ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                    FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                 --------------   -------------   -------------   -------------
Change in unrealized
   appreciation/(depreciation)     $34,946,538     $25,732,135     $18,265,894       $810,072
                                   ===========     ===========     ===========       ========

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

Such withholdings are listed as distributions in the Statements of Changes in Members' Capital, and are allocated to the individual Members' Capital accounts to which they apply.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

Cash and cash equivalents is defined as cash on deposit at financial institutions, investments in money market funds, and highly liquid investments with original maturities of three months or less. Each Fund invests its cash in the SEI Daily Income Trust Government Fund, a money market fund managed by an affiliate of the Administrator. These holdings are included in the cash and cash equivalents balance on the Statements of Assets and Liabilities. The cost of the money market funds held at July 31, 2009 equals fair value.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds' other expenses (defined as total operating expenses excluding the Management Fee) at 0.25% (0.35% in the case of the Opportunities Fund) of each Fund's average monthly net assets, at least until May 31, 2008. Effective June 1, 2008, the expense limitation for the Funds has been terminated.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million and 0.08% on net assets over $500 million, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $3,000 annually to act as qualified Custodian for its Cayman feeder fund.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act received an annual retainer of $32,000 and regular quarterly meeting fees of $3,250 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee received an additional annual retainer of $1,900. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. FUND MERGER

On November 1, 2008, Aetos Capital Market Neutral Strategies Fund, LLC was reorganized into Aetos Capital Multi-Strategy Arbitrage Fund, LLC. The value of the Aetos Capital Market Neutral Fund, LLC on November 1, 2008 was $46,535,603, which was comprised of $40,692,369 of an investment in a Portfolio Fund, $5,952,897 of cash, $682,234 of receivable for sale of investments, $9,688 of interest receivable, $546,873 of redemptions of interests payable, and $254,712 of expenses payable.

6. RISK FACTORS

Limitations on the Funds' ability to withdraw their assets from Portfolio Funds may limit the Funds' ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds' ability to repurchase their Interests.

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use of leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund. Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. INVESTMENT TRANSACTIONS

For the six-month period ended July 31, 2009, purchases and sales of investments were as follows:

FUND                                                         PURCHASES        SALES
----                                                       ------------   ------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $ 42,000,000   $ 23,138,540
Aetos Capital Distressed Investment Strategies Fund, LLC     60,000,000      4,494,603
Aetos Capital Long/Short Strategies Fund, LLC               160,000,000    129,036,579
Aetos Capital Opportunities Fund, LLC                        27,993,318      6,026,877

8. INVESTMENTS

As of July 31, 2009, collectively the Funds had investments in forty Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of July 31, 2009. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial investment. The liquidity provisions shown in the table apply after any applicable lock-up provisions.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                                              FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                       STRATEGY             7/31/2009       CAPITAL       LIQUIDITY*
-------------------                         ------------------------------   ------------   -------------   -----------
CNH CA Institutional Fund, L.P.                 Convertible Arbitrage         $31,847,633        7.44%       Quarterly
Davidson Kempner Partners                   Multi-Strategy/Event Arbitrage     52,624,317       12.29         Annual
Farallon Capital Offshore Investors, Inc.   Multi-Strategy/Event Arbitrage     46,005,336       10.75         Annual
FFIP, L.P.                                      Fixed Income Arbitrage         56,085,651       13.10         Annual
GMO Mean Reversion Fund                     Quantitative Asset Allocation      34,835,360        8.14         Monthly
HBK Fund L.P.                               Multi-Strategy/Event Arbitrage     17,308,150        4.04       Quarterly**
Ishin Fund, LLC                                 Convertible Arbitrage          34,133,328        7.98        Quarterly
Oceanwood Global
   Opportunities Fund L.P.                  Multi-Strategy/Event Arbitrage     49,571,554       11.58         Annual
Parsec Trading Corp.                            Fixed Income Arbitrage         41,403,488        9.67         Monthly
Sowood Alpha Fund, L.P.                     Multi-Strategy/Event Arbitrage      1,687,658        0.40         Annual
                                                                             ------------       -----
                                                                             $365,502,475       85.39%
                                                                             ------------       -----

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                                             FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                       STRATEGY            7/31/2009       CAPITAL      LIQUIDITY*
-------------------                ----------------------   ------------   -------------   ----------
AG Mortgage Value Partners, L.P.   Distressed Investments   $ 30,900,000        8.98%        Annual
Anchorage Capital Partners, L.P.   Distressed Investments     64,870,337       18.85         Annual
Aurelius Capital Partners, L.P.    Distressed Investments     61,641,425       17.91       Semi-Annual
King Street Capital, L.P.          Distressed Investments     69,103,198       20.08        Quarterly
One East Partners, L.P.            Distressed Investments      3,829,170        1.12        Quarterly
Silver Point Capital Fund, L.P.    Distressed Investments     40,554,695       11.79         Annual
Watershed Capital Partners, L.P.   Distressed Investments     11,056,724        3.21        Quarterly
                                                            ------------       -----
                                                            $281,955,549       81.94%
                                                            ------------       -----

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** Portfolio Fund has established restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate."

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                                          FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                 STRATEGY               7/31/2009       CAPITAL       LIQUIDITY*
-------------------                      -----------------------------   ------------   -------------   -----------
Bay Pond Partners, L.P.                  Long/Short Equity Investments   $ 56,276,019        7.99%      Semi-Annual
Bay Resource Partners, L.P.              Long/Short Equity Investments     42,262,000        6.00         Annual
Brookside Capital Partners Fund II, LP   Long/Short Equity Investments     65,477,885        9.30        Quarterly
Cadian Fund LP                           Long/Short Equity Investments     49,509,157        7.03        Quarterly
Cadmus Capital Partners (QP), L.P.       Long/Short Equity Investments      2,965,062        0.42        Quarterly
Cantillon World, L.P.                    Long/Short Equity Investments     61,373,078        8.71        Quarterly
Conatus Capital Partners LP              Long/Short Equity Investments     47,509,102        6.74        Quarterly
Copper River Partners, L.P.                Short Equity Investments         9,648,312        1.37         Annual
Highside Capital Partners, L.P.          Long/Short Equity Investments     37,569,021        5.33         Annual
Icarus Qualified Partners, L.P.            Short Equity Investments        49,182,427        6.98         Annual
Joho Partners, L.P.                      Long/Short Equity Investments     52,845,030        7.50       Semi-Annual
Millgate Partners II, L.P.               Long/Short Equity Investments     39,459,255        5.60        Quarterly
North River Partners, L.P.               Long/Short Equity Investments     60,143,085        8.54        Quarterly
Viking Global Equities, L.P.             Long/Short Equity Investments     86,356,839       12.26         Annual
Woodbourne Daybreak Global Fund L.P.     Long/Short Equity Investments      6,717,151        0.95        Quarterly
                                                                         ------------       -----
                                                                         $667,293,423       94.72%
                                                                         ------------       -----

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                                                          FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                 STRATEGY               7/31/2009       CAPITAL       LIQUIDITY*
-------------------                      -----------------------------   ------------   -------------   -----------
Davidson Kempner Healthcare Fund L.P.    Long/Short Equity Investments   $     11,196        0.01%      Semi-Annual
The Elkhorn Fund, LLC                    Long/Short Equity Investments     21,091,645       16.96         Monthly
GMO U.S. Tactical Opportunities
   Fund (Onshore), L.P.                  Long/Short Equity Investments     21,081,500       16.95         Monthly
Joho Partners, L.P.                      Long/Short Equity Investments     26,494,328       21.30       Semi-Annual
Samlyn Partners, L.P.                    Long/Short Equity Investments     16,010,479       12.87       Semi-Annual
Sansar Capital, L.P.                     Long/Short Equity Investments      7,394,775        5.94        Quarterly
Sansar Capital Holdings, Ltd.            Long/Short Equity Investments        709,285        0.57         Annual
Sheffield Institutional Partners, L.P.           Event-Driven               6,295,779        5.06         Annual
Spindrift Partners, L.P.                          Real Assets              16,137,903       12.97       Semi-Annual
                                                                         ------------       -----
                                                                         $115,226,890       92.63%
                                                                         ------------       -----

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

                    Notes to Financial Statements (concluded)

9. SUBSEQUENT EVENTS

Through September 1, 2009, the Funds received the following contributions:

FUND                                                         AMOUNT
----                                                       ----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $  997,431
Aetos Capital Distressed Investment Strategies Fund, LLC      734,156
Aetos Capital Long/Short Strategies Fund, LLC               1,752,725
Aetos Capital Opportunities Fund, LLC                         232,063

and paid no redemptions.

The following table summarizes the redemption requests received by the Funds as of July 31, 2009:

                                                                                                % OF
                                                           NUMBER OF   ESTIMATED REDEMPTION   MEMBERS'
FUND                                                       INVESTORS   AMOUNT AS OF 7/31/09    CAPITAL
----                                                       ---------   --------------------   --------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC               15           $ 9,837,010         2.30%
Aetos Capital Distressed Investment Strategies Fund, LLC       15             5,332,342         1.55%
Aetos Capital Long/Short Strategies Fund, LLC                  17            23,669,069         3.36%
Aetos Capital Opportunities Fund, LLC                          10             4,900,212         3.94%

10. COMMITMENTS

At July 31, 2009, the Funds had made no commitments to purchase underlying funds.

At July 31, 2009, the Funds had submitted redemption requests from the underlying funds as follows:

FUND                                                          AMOUNT
----                                                       -----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC                    --
Aetos Capital Distressed Investment Strategies Fund, LLC
   Silver Point Capital Fund, L.P.                         $40,554,695
                                                           -----------
Aetos Capital Long/Short Strategies Fund, LLC                       --
Aetos Capital Opportunities Fund, LLC
   Sheffield Institutional Partners, L.P.                  $ 3,266,681
                                                           -----------

                   Approval of Investment Advisory Agreements

                                  July 31, 2009
                                   (Unaudited)

At a meeting held in person on July 24, 2009, the Board of Managers of each Fund, including the independent board members (the "Boards"), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by the Investment Manager. The Boards also considered the proposed fees to be charged under the Investment Advisory Agreements, as well as each Fund's performance, and reviewed the comparative fee and performance data previously provided by the Investment Manager. They also considered the information provided by the Investment Manager regarding the Investment Manager's financial performance and profitability. In considering the approval of the Advisory Agreement for each Fund, the Board members gave particular consideration to the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES

The Board of each Fund reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Funds under the Investment Advisory Agreements, including the selection of underlying hedge funds ("Portfolio Funds"), allocation of each Fund's assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds' investment managers ("Portfolio Managers"), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager under the Investment Advisory Agreements, including, among other things, providing to each Fund office facilities, equipment and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to each Fund. The Boards determined that the Investment Manager's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the performance of each Fund based on information provided by the Investment Manager that showed each Fund's return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Boards considered each Fund's performance since inception, the relative lack of correlation of such performance to fixed income or equity indices generally, and the performance of each Fund over the prior year during a period of extreme market stress. The Boards concluded that each Fund's performance was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the management fee rate (the "Management Fee") and total expense ratio of each Fund. The Boards also reviewed the annual separate program (the "Program") fee of up to 0.50% and the performance fee of up to 10% of aggregate Program net profits above the return of the 90 day Treasury Bill (the "Incentive Fee") payable to the Investment Manager by investors in the Funds. The Boards also reviewed a report prepared by the Investment Manager comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to the Investment Manager, including the Program fee and the Incentive Fee, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that each Fund's Management Fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Boards reviewed the structure of each Fund's Management Fee schedule under the Investment Advisory Agreements and noted that it does not include any breakpoints. The Boards considered that each Fund's Management Fee was 0.75% and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

PROFITABILITY OF ADVISER AND AFFILIATES

The Boards considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and its affiliates during the previous year from the Investment Manager's relationship with each Fund. The Boards noted that the Funds' investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by the Investment Manager are appropriate. The Boards noted that the Investment Manager had first become profitable in 2005, and that its profit margins had not substantially increased since that time. Based on their review of the information they received, the Boards concluded that the profits earned by the Investment Manager and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board of each Fund concluded it would be in the best interest of the Funds and its Members to approve the Investment Advisory Agreements.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's last proxy solicitation.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Aetos Capital Distressed Investment
                                        Strategies Fund, LLC


By (Signature and Title)*               /s/ Michael F. Klein
                                        ----------------------------------------
                                        Michael F. Klein, President

Date: 10/5/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Michael F. Klein
                                        ----------------------------------------
                                        Michael F. Klein, President

Date: 10/5/09


By (Signature and Title)*               /s/ Scott D. Sawyer
                                        ----------------------------------------
                                        Scott D. Sawyer, Treasurer

Date: 10/5/09

* Print the name and title of each signing officer under his or her signature.